Financial Risk Management - Summary of Notional Amounts and Estimated Fair Values of Financial Instruments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2013 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2012 Forward Foreign Exchange Contracts [Member] USD ($)	Dec. 31, 2012 Forward Foreign Exchange Contracts [Member] EUR (€)	Dec. 31, 2012 Forward Foreign Exchange Contracts [Member] JPY (¥)	Dec. 31, 2013 Interest Rate Swaps [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swaps [Member] EUR (€)
Derivative [Line Items]
Financial instruments, Notional amount			$ 1,144,000	€ 986,986	¥ 2,200,000	$ 159,800	€ 262,146	¥ 8,400,000	€ 1,013,053	€ 624,900
Forward foreign exchange contracts, Fair Value	8,583	16,805
Interest rate swaps, Fair Value	€ 51,385	€ 124,050